Expenses and costs by nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses And Costs By Nature
Cost of services	R$ (859,552)	R$ (652,300)	R$ (434,654)
General and administrative expenses	(798,153)	(622,615)	(402,855)
Total	(1,657,705)	(1,274,915)	(837,509)
Payroll	(880,664)	(677,564)	(446,473)
Hospital and medical agreements	(66,065)	(37,449)	(37,988)
Depreciation and amortization	(206,220)	(154,220)	(108,744)
Lease expenses	(12,153)	(11,229)	(2,555)
Utilities	(17,682)	(10,643)	(5,892)
Maintenance	(76,475)	(47,141)	(20,746)
Share-based compensation	(31,274)	(43,377)	(32,610)
Tax expenses	(10,518)	(7,997)	(5,326)
Pedagogical services	(48,084)	(47,881)	(24,037)
Sales and marketing	(48,217)	(39,506)	(18,361)
Allowance for doubtful accounts	(42,708)	(47,819)	(32,081)
Travel expenses	(14,003)	(7,542)	(4,550)
Consulting fees	(35,326)	(38,818)	(31,276)
Other	(168,316)	(103,729)	(66,870)
Total	R$ (1,657,705)	R$ (1,274,915)	R$ (837,509)